Schedule of Investments
(unaudited)
December 31, 2024
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.
(a) (b)
............... 850,578 $ 505,515,517
Boeing Co. (The)
(a) (b)
.................. 8,777,982 1,553,702,814
General Dynamics Corp. ............... 3,030,230 798,435,303
General Electric Co. .................. 12,708,274 2,119,613,020
Howmet Aerospace, Inc.
(a)
.............. 4,770,447 521,743,788
Huntington Ingalls Industries, Inc. ......... 459,460 86,824,156
L3Harris Technologies, Inc. ............. 2,227,053 468,304,705
Lockheed Martin Corp. ................ 2,477,147 1,203,744,813
Northrop Grumman Corp. .............. 1,608,069 754,650,701
RTX Corp. ........................ 15,628,714 1,808,554,784
Textron, Inc.
(a)
...................... 2,178,324 166,620,003
TransDigm Group, Inc. ................ 660,270 836,746,966
10,824,456,570
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ........... 1,387,920 143,399,894
Expeditors International of Washington, Inc. .. 1,643,533 182,054,150
FedEx Corp. ....................... 2,639,265 742,504,423
United Parcel Service, Inc. , Class B ....... 8,587,749 1,082,915,149
2,150,873,616
Automobile Components — 0.0%
Aptiv plc
(a) (b)
........................ 2,709,972 163,899,107
BorgWarner, Inc. .................... 2,567,961 81,635,480
245,534,587
Automobiles — 2.5%
Ford Motor Co. ..................... 45,834,081 453,757,402
General Motors Co.
(a)
................. 12,911,459 687,793,421
Tesla, Inc.
(a) (b)
...................... 32,792,477 13,242,913,911
14,384,464,734
Banks — 3.4%
Bank of America Corp. ................ 78,382,485 3,444,910,216
Citigroup, Inc. ...................... 22,207,179 1,563,163,330
Citizens Financial Group, Inc. ........... 5,174,675 226,443,778
Fifth Third Bancorp .................. 7,873,538 332,893,187
Huntington Bancshares, Inc. ............ 17,070,309 277,733,927
JPMorgan Chase & Co. ............... 33,057,615 7,924,240,892
KeyCorp .......................... 11,639,291 199,497,448
M&T Bank Corp. .................... 1,948,216 366,284,090
PNC Financial Services Group, Inc. (The) ... 4,659,005 898,489,114
Regions Financial Corp. ............... 10,671,832 251,001,489
Truist Financial Corp. ................. 15,587,668 676,193,038
US Bancorp ....................... 18,317,815 876,141,091
Wells Fargo & Co. ................... 39,094,776 2,746,017,066
19,783,008,666
Beverages — 1.2%
Brown-Forman Corp. , Class B, NVS ....... 2,138,521 81,221,027
Coca-Cola Co. (The) ................. 45,523,788 2,834,311,041
Constellation Brands, Inc. , Class A ........ 1,833,173 405,131,233
Keurig Dr Pepper, Inc. ................ 13,219,747 424,618,274
Molson Coors Beverage Co. , Class B ...... 2,050,976 117,561,944
Monster Beverage Corp.
(a) (b)
............. 8,221,873 432,141,645
PepsiCo, Inc. ...................... 16,109,837 2,449,661,814
6,744,646,978
Biotechnology — 1.6%
AbbVie, Inc. ....................... 20,749,684 3,687,218,847
Amgen, Inc. ....................... 6,311,685 1,645,077,579
Biogen, Inc.
(a) (b)
..................... 1,712,134 261,819,531
Gilead Sciences, Inc. ................. 14,632,560 1,351,609,567
Incyte Corp.
(b)
...................... 1,877,936 129,709,040
Moderna, Inc.
(a) (b)
.................... 3,976,385 165,338,088
Security
Shares
Shares Value
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.
(a) (b)
....... 1,236,109 $ 880,517,524
Vertex Pharmaceuticals, Inc.
(a) (b)
.......... 3,023,876 1,217,714,865
9,339,005,041
Broadline Retail — 4.2%
Amazon.com, Inc.
(a) (b)
................. 109,885,623 24,107,806,830
eBay, Inc. ......................... 5,624,455 348,434,987
24,456,241,817
Building Products — 0.5%
A O Smith Corp. .................... 1,398,615 95,399,529
Allegion plc ........................ 1,020,750 133,391,610
Builders FirstSource, Inc.
(a) (b)
............ 1,351,305 193,142,024
Carrier Global Corp.
(a)
................. 9,797,740 668,793,732
Johnson Controls International plc ........ 7,843,779 619,109,476
Lennox International, Inc. .............. 376,443 229,366,720
Masco Corp. ....................... 2,533,344 183,844,774
Trane Technologies plc ................ 2,642,182 975,889,922
3,098,937,787
Capital Markets — 3.2%
Ameriprise Financial, Inc. .............. 1,139,172 606,529,348
Bank of New York Mellon Corp. (The) ...... 8,537,285 655,919,607
BlackRock, Inc.
(a) (c)
................... 1,709,102 1,752,017,551
Blackstone, Inc. , Class A ............... 8,477,695 1,461,724,172
CBOE Global Markets, Inc. ............. 1,228,891 240,125,302
Charles Schwab Corp. (The) ............ 17,556,493 1,299,356,047
CME Group, Inc. , Class A .............. 4,231,306 982,636,192
FactSet Research Systems, Inc. .......... 445,997 214,203,439
Franklin Resources, Inc. ............... 3,630,870 73,670,352
Goldman Sachs Group, Inc. (The) ........ 3,685,931 2,110,637,809
Intercontinental Exchange, Inc. .......... 6,742,023 1,004,628,847
Invesco Ltd. ....................... 5,277,308 92,247,344
KKR & Co., Inc.
(a)
.................... 7,926,485 1,172,406,396
MarketAxess Holdings, Inc. ............. 443,411 100,228,623
Moody's Corp. ...................... 1,829,758 866,152,545
Morgan Stanley ..................... 14,565,932 1,831,228,971
MSCI, Inc. ........................ 920,256 552,162,803
Nasdaq, Inc. ....................... 4,859,127 375,659,108
Northern Trust Corp. .................. 2,327,452 238,563,830
Raymond James Financial, Inc. .......... 2,148,412 333,712,836
S&P Global, Inc. .................... 3,728,099 1,856,705,145
State Street Corp. ................... 3,442,149 337,846,924
T. Rowe Price Group, Inc. .............. 2,608,582 295,004,538
18,453,367,729
Chemicals — 1.3%
Air Products & Chemicals, Inc. ........... 2,610,425 757,127,667
Albemarle Corp. .................... 1,380,447 118,828,878
Celanese Corp.
(a)
.................... 1,281,600 88,699,536
CF Industries Holdings, Inc. ............. 2,043,286 174,333,161
Corteva, Inc. ....................... 8,070,200 459,678,592
Dow, Inc. ......................... 8,220,427 329,885,735
DuPont de Nemours, Inc. .............. 4,906,132 374,092,565
Eastman Chemical Co. ................ 1,361,090 124,294,739
Ecolab, Inc. ....................... 2,959,089 693,373,734
FMC Corp. ........................ 1,469,693 71,441,777
International Flavors & Fragrances, Inc. ..... 3,002,177 253,834,065
Linde plc ......................... 5,590,998 2,340,783,133
LyondellBasell Industries NV , Class A ...... 3,050,652 226,571,924
Mosaic Co. (The) .................... 3,729,813 91,678,804
PPG Industries, Inc. .................. 2,724,109 325,394,820
Sherwin-Williams Co. (The) ............. 2,720,620 924,820,357
7,354,839,487

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies — 0.5%
Cintas Corp. ....................... 4,026,217 $ 735,589,846
Copart, Inc.
(a) (b)
..................... 10,292,389 590,680,205
Republic Services, Inc. ................ 2,390,065 480,833,277
Rollins, Inc. ........................ 3,296,644 152,799,449
Veralto Corp.
(a)
..................... 2,904,645 295,838,093
Waste Management, Inc. ............... 4,288,716 865,420,002
3,121,160,872
Communications Equipment — 0.9%
Arista Networks, Inc.
(a) (b)
............... 12,129,495 1,340,673,082
Cisco Systems, Inc. .................. 46,803,705 2,770,779,336
F5, Inc.
(a) (b)
........................ 682,170 171,545,290
Juniper Networks, Inc. ................ 3,887,662 145,592,942
Motorola Solutions, Inc. ............... 1,962,269 907,019,600
5,335,610,250
Construction & Engineering — 0.1%
Quanta Services, Inc.
(a)
................ 1,731,757 547,321,800
Construction Materials — 0.1%
Martin Marietta Materials, Inc.
(a)
.......... 717,650 370,666,225
Vulcan Materials Co. ................. 1,550,638 398,870,613
769,536,838
Consumer Finance — 0.6%
American Express Co. ................ 6,534,555 1,939,390,579
Capital One Financial Corp. ............. 4,479,551 798,793,534
Discover Financial Services ............. 2,948,083 510,696,418
Synchrony Financial .................. 4,571,607 297,154,455
3,546,034,986
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp. ............... 5,202,590 4,766,977,139
Dollar General Corp. ................. 2,581,584 195,735,699
Dollar Tree, Inc.
(b)
.................... 2,373,959 177,904,488
Kroger Co. (The) .................... 7,815,592 477,923,451
Sysco Corp. ....................... 5,767,911 441,014,475
Target Corp. ....................... 5,409,180 731,212,952
Walgreens Boots Alliance, Inc. ........... 8,431,759 78,668,312
Walmart, Inc. ....................... 50,967,858 4,604,945,970
11,474,382,486
Containers & Packaging — 0.2%
Amcor plc ......................... 16,987,185 159,849,411
Avery Dennison Corp. ................. 943,468 176,551,167
Ball Corp. ......................... 3,504,102 193,181,143
International Paper Co. ................ 4,082,334 219,711,216
Packaging Corp. of America ............ 1,046,965 235,703,230
Smurfit WestRock plc
(a)
................ 5,798,434 312,303,655
1,297,299,822
Distributors — 0.1%
Genuine Parts Co. ................... 1,632,553 190,616,888
LKQ Corp. ........................ 3,052,476 112,178,493
Pool Corp. ........................ 446,908 152,368,814
455,164,195
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ......................... 84,252,064 1,918,419,497
Verizon Communications, Inc. ........... 49,429,282 1,976,676,987
3,895,096,484
Electric Utilities — 1.5%
Alliant Energy Corp. .................. 3,013,833 178,238,084
American Electric Power Co., Inc. ......... 6,253,824 576,790,188
Constellation Energy Corp. ............. 3,672,551 821,586,384
Duke Energy Corp. .................. 9,073,839 977,615,414
Edison International .................. 4,538,578 362,360,067
Security
Shares
Shares Value
Electric Utilities (continued)
Entergy Corp. ...................... 5,035,121 $ 381,762,874
Evergy, Inc. ........................ 2,703,227 166,383,622
Eversource Energy .................. 4,302,283 247,080,113
Exelon Corp. ....................... 11,798,784 444,106,230
FirstEnergy Corp. ................... 6,023,512 239,615,307
NextEra Energy, Inc. ................. 24,145,722 1,731,006,810
NRG Energy, Inc. .................... 2,378,578 214,595,307
PG&E Corp. ....................... 25,670,365 518,027,966
Pinnacle West Capital Corp. ............ 1,334,737 113,145,655
PPL Corp. ........................ 8,669,662 281,417,229
Southern Co. (The) .................. 12,865,485 1,059,086,725
Xcel Energy, Inc. .................... 6,742,675 455,265,416
8,768,083,391
Electrical Equipment — 0.8%
AMETEK, Inc. ...................... 2,716,059 489,596,795
Eaton Corp. plc ..................... 4,640,426 1,540,018,177
Emerson Electric Co. ................. 6,695,293 829,747,661
GE Vernova, Inc. .................... 3,236,770 1,064,670,756
Generac Holdings, Inc.
(a) (b)
.............. 698,622 108,321,341
Hubbell, Inc. ....................... 630,158 263,966,885
Rockwell Automation, Inc. .............. 1,325,577 378,836,651
4,675,158,266
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. , Class A
(a)
............. 14,154,167 983,006,898
CDW Corp. ........................ 1,564,727 272,325,087
Corning, Inc. ....................... 9,050,237 430,067,262
Jabil, Inc.
(a)
........................ 1,324,939 190,658,722
Keysight Technologies, Inc.
(a) (b)
........... 2,037,777 327,328,120
TE Connectivity plc .................. 3,512,799 502,224,873
Teledyne Technologies, Inc.
(a) (b)
.......... 547,260 253,999,784
Trimble, Inc.
(b)
...................... 2,870,250 202,811,865
Zebra Technologies Corp. , Class A
(a) (b)
...... 605,155 233,722,964
3,396,145,575
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A ............. 11,619,034 476,612,775
Halliburton Co. ..................... 10,315,335 280,473,958
Schlumberger NV ................... 16,581,541 635,736,282
1,392,823,015
Entertainment — 1.4%
Electronic Arts, Inc.
(a)
................. 2,802,400 409,991,120
Live Nation Entertainment, Inc.
(a) (b)
........ 1,839,759 238,248,790
Netflix, Inc.
(a) (b)
...................... 5,019,201 4,473,714,235
Take-Two Interactive Software, Inc.
(a) (b)
..... 1,915,802 352,660,832
Walt Disney Co. (The) ................ 21,263,948 2,367,740,610
Warner Bros Discovery, Inc.
(a) (b)
.......... 26,224,096 277,188,695
8,119,544,282
Financial Services — 4.4%
Apollo Global Management, Inc.
(a)
......... 5,248,538 866,848,536
Berkshire Hathaway, Inc. , Class B
(a) (b)
...... 21,522,400 9,755,673,472
Corpay, Inc.
(a) (b)
..................... 818,557 277,016,060
Fidelity National Information Services, Inc. ... 6,321,387 510,578,428
Fiserv, Inc.
(a) (b)
...................... 6,680,283 1,372,263,734
Global Payments, Inc. ................ 2,989,834 335,040,798
Jack Henry & Associates, Inc. ........... 856,831 150,202,474
Mastercard, Inc. , Class A ............... 9,624,823 5,068,143,047
PayPal Holdings, Inc.
(a) (b)
............... 11,771,790 1,004,722,277
Visa, Inc. , Class A
(a)
.................. 20,291,335 6,412,873,513
25,753,362,339
Food Products — 0.6%
Archer-Daniels-Midland Co. ............. 5,614,192 283,628,980
Bunge Global SA .................... 1,639,537 127,490,397

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Campbell's Co. (The) ................. 2,306,410 $ 96,592,451
Conagra Brands, Inc. ................. 5,604,174 155,515,828
General Mills, Inc. ................... 6,518,699 415,697,435
Hershey Co. (The) ................... 1,735,568 293,918,441
Hormel Foods Corp. .................. 3,411,605 107,022,049
J M Smucker Co. (The) ................ 1,251,215 137,783,796
Kellanova ......................... 3,152,333 255,244,403
Kraft Heinz Co. (The) ................. 10,364,662 318,298,770
Lamb Weston Holdings, Inc. ............ 1,674,390 111,899,484
McCormick & Co., Inc. (Non-Voting) , NVS ... 2,962,462 225,858,103
Mondelez International, Inc. , Class A ....... 15,699,205 937,713,514
Tyson Foods, Inc. , Class A ............. 3,359,870 192,990,933
3,659,654,584
Gas Utilities — 0.0%
Atmos Energy Corp. .................. 1,822,680 253,844,644
Ground Transportation — 0.9%
CSX Corp. ........................ 22,643,428 730,703,422
JB Hunt Transport Services, Inc. ......... 935,310 159,620,005
Norfolk Southern Corp. ................ 2,656,403 623,457,784
Old Dominion Freight Line, Inc.
(a)
......... 2,206,031 389,143,868
Uber Technologies, Inc.
(b)
.............. 24,725,229 1,491,425,813
Union Pacific Corp. .................. 7,118,706 1,623,349,716
5,017,700,608
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories .................. 20,365,992 2,303,597,355
Align Technology, Inc.
(a) (b)
............... 824,194 171,852,691
Baxter International, Inc. ............... 5,995,863 174,839,365
Becton Dickinson & Co. ............... 3,393,975 769,991,108
Boston Scientific Corp.
(b)
............... 17,307,750 1,545,928,230
Cooper Cos., Inc. (The)
(a) (b)
............. 2,339,239 215,046,241
Dexcom, Inc.
(a) (b)
.................... 4,586,391 356,683,628
Edwards Lifesciences Corp.
(a) (b)
.......... 6,925,379 512,685,808
GE HealthCare Technologies, Inc.
(a)
....... 5,364,635 419,407,164
Hologic, Inc.
(a) (b)
..................... 2,726,508 196,553,962
IDEXX Laboratories, Inc.
(b)
.............. 961,527 397,533,723
Insulet Corp.
(a) (b)
..................... 823,688 215,040,226
Intuitive Surgical, Inc.
(a) (b)
............... 4,182,242 2,182,963,034
Medtronic plc ...................... 15,058,701 1,202,889,036
ResMed, Inc. ...................... 1,723,616 394,173,743
Solventum Corp.
(a) (b)
.................. 1,621,672 107,127,653
STERIS plc ........................ 1,158,902 238,223,895
Stryker Corp. ...................... 4,028,880 1,450,598,244
Teleflex, Inc.
(a)
...................... 545,393 97,069,046
Zimmer Biomet Holdings, Inc.
(a)
.......... 2,337,568 246,917,308
13,199,121,460
Health Care Providers & Services — 2.0%
Cardinal Health, Inc. .................. 2,841,645 336,081,354
Cencora, Inc. ...................... 2,059,261 462,674,762
Centene Corp.
(a) (b)
................... 5,928,065 359,122,178
Cigna Group (The) ................... 3,266,063 901,890,637
CVS Health Corp. ................... 14,784,445 663,673,736
DaVita, Inc.
(a) (b)
..................... 529,510 79,188,221
Elevance Health, Inc. ................. 2,723,199 1,004,588,111
HCA Healthcare, Inc.
(a)
................ 2,141,367 642,731,305
Henry Schein, Inc.
(a) (b)
................. 1,464,060 101,312,952
Humana, Inc. ...................... 1,413,861 358,710,674
Labcorp Holdings, Inc.
(a)
............... 982,126 225,221,134
McKesson Corp. .................... 1,490,505 849,453,705
Molina Healthcare, Inc.
(b)
............... 671,605 195,470,635
Quest Diagnostics, Inc. ................ 1,308,756 197,438,930
UnitedHealth Group, Inc. ............... 10,805,891 5,466,268,021
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Universal Health Services, Inc. , Class B
(a)
... 689,381 $ 123,688,739
11,967,515,094
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 1,826,286 178,154,199
Healthpeak Properties, Inc. ............. 8,212,886 166,475,199
Ventas, Inc. ....................... 4,925,928 290,087,900
Welltower, Inc. ...................... 6,945,996 875,403,876
1,510,121,174
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. ............. 8,207,993 143,804,037
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. , Class A
(b)
................. 5,082,855 667,937,976
Booking Holdings, Inc.
(a)
............... 388,562 1,930,539,212
Caesars Entertainment, Inc.
(a) (b)
.......... 2,494,968 83,381,831
Carnival Corp.
(a) (b)
.................... 12,197,006 303,949,390
Chipotle Mexican Grill, Inc.
(a) (b)
........... 15,999,569 964,774,011
Darden Restaurants, Inc. .............. 1,379,716 257,579,180
Domino's Pizza, Inc. .................. 405,520 170,221,075
Expedia Group, Inc.
(a) (b)
................ 1,442,237 268,732,020
Hilton Worldwide Holdings, Inc.
(a)
......... 2,862,422 707,476,222
Las Vegas Sands Corp. ............... 4,086,375 209,876,220
Marriott International, Inc. , Class A ........ 2,708,297 755,452,365
McDonald's Corp. ................... 8,414,594 2,439,306,655
MGM Resorts International
(a) (b)
........... 2,657,053 92,066,886
Norwegian Cruise Line Holdings Ltd.
(a) (b)
.... 5,166,907 132,944,517
Royal Caribbean Cruises Ltd.
(a)
.......... 2,904,532 670,046,487
Starbucks Corp. ..................... 13,309,557 1,214,497,076
Wynn Resorts Ltd. ................... 1,086,208 93,587,681
Yum! Brands, Inc. ................... 3,276,795 439,614,817
11,401,983,621
Household Durables — 0.3%
DR Horton, Inc. ..................... 3,424,235 478,776,538
Garmin Ltd. ........................ 1,803,746 372,040,650
Lennar Corp. , Class A ................. 2,804,038 382,386,662
Mohawk Industries, Inc.
(a) (b)
............. 616,683 73,465,446
NVR, Inc.
(a) (b)
....................... 35,953 294,055,992
PulteGroup, Inc. .................... 2,408,055 262,237,189
1,862,962,477
Household Products — 1.1%
Church & Dwight Co., Inc. .............. 2,876,369 301,184,598
Clorox Co. (The) .................... 1,453,430 236,051,566
Colgate-Palmolive Co. ................ 9,593,278 872,124,903
Kimberly-Clark Corp. ................. 3,915,721 513,116,080
Procter & Gamble Co. (The) ............ 27,652,889 4,636,006,841
6,558,483,988
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) .................... 8,346,422 107,418,451
Vistra Corp.
(a)
...................... 3,994,870 550,772,727
658,191,178
Industrial Conglomerates — 0.4%
3M Co. ........................... 6,394,202 825,427,536
Honeywell International, Inc. ............ 7,635,227 1,724,721,427
2,550,148,963
Industrial REITs — 0.2%
Prologis, Inc. ....................... 10,875,124 1,149,500,607
Insurance — 2.1%
Aflac, Inc. ......................... 5,870,664 607,261,484
Allstate Corp. (The) .................. 3,109,324 599,446,574
American International Group, Inc. ........ 7,324,245 533,205,036

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Aon plc , Class A .................... 2,539,453 $ 912,069,939
Arch Capital Group Ltd. ............... 4,401,569 406,484,897
Arthur J Gallagher & Co.
(a)
.............. 2,933,042 832,543,972
Assurant, Inc. ...................... 602,241 128,409,826
Brown & Brown, Inc.
(a)
................. 2,783,234 283,945,533
Chubb Ltd. ........................ 4,401,845 1,216,229,774
Cincinnati Financial Corp. .............. 1,836,188 263,860,216
Erie Indemnity Co. , Class A, NVS ......... 292,831 120,713,723
Everest Group Ltd. ................... 504,701 182,933,924
Globe Life, Inc. ..................... 985,742 109,929,948
Hartford Financial Services Group, Inc. (The) . 3,403,880 372,384,472
Loews Corp.
(a)
...................... 2,122,363 179,742,922
Marsh & McLennan Cos., Inc. ........... 5,766,682 1,224,900,924
MetLife, Inc. ....................... 6,829,503 559,199,706
Principal Financial Group, Inc. ........... 2,470,846 191,268,189
Progressive Corp. (The) ............... 6,878,635 1,648,189,732
Prudential Financial, Inc. ............... 4,180,127 495,470,453
Travelers Cos., Inc. (The) .............. 2,665,630 642,123,611
Willis Towers Watson plc ............... 1,182,760 370,487,742
WR Berkley Corp.
(a)
.................. 3,532,539 206,724,182
12,087,526,779
Interactive Media & Services — 6.6%
Alphabet, Inc. , Class A
(a)
............... 68,608,307 12,987,552,515
Alphabet, Inc. , Class C, NVS ............ 55,882,837 10,642,327,478
Match Group, Inc.
(a) (b)
................. 2,948,307 96,439,122
Meta Platforms, Inc. , Class A ............ 25,597,538 14,987,614,475
38,713,933,590
IT Services — 1.1%
Accenture plc , Class A ................ 7,337,091 2,581,115,243
Akamai Technologies, Inc.
(a) (b)
............ 1,763,906 168,717,609
Cognizant Technology Solutions Corp. , Class A 5,824,702 447,919,584
EPAM Systems, Inc.
(b)
................. 666,073 155,741,189
Gartner, Inc.
(a) (b)
..................... 904,601 438,252,046
GoDaddy, Inc. , Class A
(a) (b)
.............. 1,648,437 325,352,011
International Business Machines Corp. ..... 10,857,171 2,386,731,901
VeriSign, Inc.
(b)
..................... 970,392 200,832,328
6,704,661,911
Leisure Products — 0.0%
Hasbro, Inc. ....................... 1,539,268 86,060,474
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc. .............. 3,373,848 453,242,740
Bio-Techne Corp.
(a)
................... 1,865,664 134,383,778
Charles River Laboratories International, Inc.
(a) (b)
600,456 110,844,178
Danaher Corp. ..................... 7,548,027 1,732,649,598
IQVIA Holdings, Inc.
(a) (b)
................ 2,024,565 397,847,268
Mettler-Toledo International, Inc.
(a) (b)
....... 247,847 303,285,417
Revvity, Inc.
(a)
...................... 1,428,989 159,489,462
Thermo Fisher Scientific, Inc. ............ 4,491,369 2,336,544,895
Waters Corp.
(a) (b)
.................... 697,695 258,830,891
West Pharmaceutical Services, Inc. ....... 850,338 278,536,715
6,165,654,942
Machinery — 1.6%
Caterpillar, Inc. ..................... 5,669,001 2,056,486,803
Cummins, Inc. ...................... 1,610,982 561,588,325
Deere & Co. ....................... 2,987,722 1,265,897,811
Dover Corp. ....................... 1,610,889 302,202,776
Fortive Corp.
(a)
...................... 4,073,807 305,535,525
IDEX Corp. ........................ 888,992 186,057,136
Illinois Tool Works, Inc. ................ 3,155,392 800,081,195
Ingersoll Rand, Inc.
(a)
................. 4,732,104 428,066,128
Nordson Corp. ...................... 637,861 133,466,036
Otis Worldwide Corp. ................. 4,690,524 434,389,428
Security
Shares
Shares Value
Machinery (continued)
PACCAR, Inc. ...................... 6,156,340 $ 640,382,487
Parker-Hannifin Corp. ................. 1,511,015 961,050,870
Pentair plc ........................ 1,940,190 195,260,722
Snap-on, Inc. ...................... 616,530 209,299,604
Stanley Black & Decker, Inc. ............ 1,809,774 145,306,754
Westinghouse Air Brake Technologies Corp. .. 2,018,371 382,662,958
Xylem, Inc. ........................ 2,853,932 331,113,191
9,338,847,749
Media — 0.5%
Charter Communications, Inc. , Class A
(a) (b)
... 1,135,370 389,170,775
Comcast Corp. , Class A ............... 44,820,280 1,682,105,108
Fox Corp. , Class A, NVS
(a)
.............. 2,596,845 126,154,730
Fox Corp. , Class B ................... 1,552,684 71,019,766
Interpublic Group of Cos., Inc. (The) ....... 4,373,941 122,557,827
News Corp. , Class A, NVS ............. 4,445,878 122,439,480
News Corp. , Class B
(a)
................ 1,317,266 40,084,405
Omnicom Group, Inc. ................. 2,290,779 197,098,625
Paramount Global , Class B, NVS ......... 6,998,360 73,202,846
2,823,833,562
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. ............... 16,872,386 642,500,459
Newmont Corp. ..................... 13,367,670 497,544,677
Nucor Corp. ....................... 2,757,223 321,795,496
Steel Dynamics, Inc. .................. 1,662,581 189,650,615
1,651,491,247
Multi-Utilities — 0.6%
Ameren Corp. ...................... 3,134,995 279,453,454
CenterPoint Energy, Inc. ............... 7,652,253 242,805,988
CMS Energy Corp. ................... 3,510,276 233,959,895
Consolidated Edison, Inc. .............. 4,064,183 362,647,049
Dominion Energy, Inc. ................. 9,860,041 531,061,808
DTE Energy Co. .................... 2,433,086 293,795,135
NiSource, Inc. ...................... 5,480,930 201,478,987
Public Service Enterprise Group, Inc. ...... 5,850,109 494,275,710
Sempra .......................... 7,437,407 652,409,342
WEC Energy Group, Inc. ............... 3,715,683 349,422,829
3,641,310,197
Office REITs — 0.0%
BXP, Inc. ......................... 1,708,116 127,015,506
Oil, Gas & Consumable Fuels — 2.9%
APA Corp. ........................ 4,341,954 100,255,718
Chevron Corp. ...................... 19,624,334 2,842,388,537
ConocoPhillips ..................... 15,188,837 1,506,276,965
Coterra Energy, Inc. .................. 8,649,324 220,903,735
Devon Energy Corp. .................. 7,713,336 252,457,487
Diamondback Energy, Inc. .............. 2,194,279 359,488,729
EOG Resources, Inc. ................. 6,604,220 809,545,288
EQT Corp. ........................ 7,006,218 323,056,712
Exxon Mobil Corp. ................... 51,607,097 5,551,375,424
Hess Corp. ........................ 3,245,325 431,660,678
Kinder Morgan, Inc. .................. 22,692,877 621,784,830
Marathon Petroleum Corp. ............. 3,773,801 526,445,239
Occidental Petroleum Corp. ............. 7,932,997 391,969,382
ONEOK, Inc. ....................... 6,859,524 688,696,210
Phillips 66 ......................... 4,849,366 552,488,268
Targa Resources Corp. ................ 2,560,433 457,037,290
Texas Pacific Land Corp.
(a)
............. 221,356 244,810,882
Valero Energy Corp. .................. 3,717,286 455,702,091
Williams Cos., Inc. (The) ............... 14,313,562 774,649,975
17,110,993,440

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines — 0.2%
Delta Air Lines, Inc. .................. 7,527,950 $ 455,440,975
Southwest Airlines Co. ................ 7,042,270 236,761,117
United Airlines Holdings, Inc.
(a) (b)
.......... 3,861,638 374,965,050
1,067,167,142
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ..... 2,737,710 205,273,496
Kenvue, Inc. ....................... 22,508,521 480,556,923
685,830,419
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co. ............... 23,814,760 1,346,962,826
Eli Lilly & Co. ...................... 9,251,823 7,142,407,356
Johnson & Johnson .................. 28,270,294 4,088,449,918
Merck & Co., Inc. .................... 29,702,959 2,954,850,361
Pfizer, Inc. ........................ 66,541,632 1,765,349,497
Viatris, Inc. ........................ 14,026,850 174,634,283
Zoetis, Inc. , Class A .................. 5,297,565 863,132,265
18,335,786,506
Professional Services — 0.6%
Automatic Data Processing, Inc. .......... 4,784,376 1,400,530,387
Broadridge Financial Solutions, Inc. ....... 1,371,924 310,178,297
Dayforce, Inc.
(a) (b)
.................... 1,851,705 134,507,851
Equifax, Inc.
(a)
...................... 1,454,349 370,640,843
Jacobs Solutions, Inc. ................. 1,458,949 194,944,765
Leidos Holdings, Inc. ................. 1,566,724 225,702,260
Paychex, Inc. ...................... 3,761,041 527,373,169
Paycom Software, Inc.
(a)
............... 570,861 117,009,379
Verisk Analytics, Inc.
(a)
................ 1,658,128 456,698,195
3,737,585,146
Real Estate Management & Development — 0.1%
(a)(b)
CBRE Group, Inc. , Class A ............. 3,531,993 463,715,361
CoStar Group, Inc. ................... 4,813,566 344,603,190
808,318,551
Residential REITs — 0.3%
AvalonBay Communities, Inc. ........... 1,667,915 366,891,262
Camden Property Trust ................ 1,253,452 145,450,570
Equity Residential ................... 4,009,160 287,697,322
Essex Property Trust, Inc. .............. 754,837 215,460,673
Invitation Homes, Inc. ................. 6,687,559 213,801,261
Mid-America Apartment Communities, Inc. ... 1,372,115 212,087,816
UDR, Inc. ......................... 3,527,051 153,109,284
1,594,498,188
Retail REITs — 0.3%
Federal Realty Investment Trust .......... 897,891 100,518,898
Kimco Realty Corp. .................. 7,912,401 185,387,555
Realty Income Corp. .................. 10,276,700 548,878,547
Regency Centers Corp. ............... 1,918,539 141,837,588
Simon Property Group, Inc. ............. 3,602,394 620,368,271
1,596,990,859
Semiconductors & Semiconductor Equipment — 11.4%
Advanced Micro Devices, Inc.
(a) (b)
......... 19,054,919 2,301,643,666
Analog Devices, Inc. .................. 5,829,769 1,238,592,722
Applied Materials, Inc. ................ 9,680,132 1,574,279,867
Broadcom, Inc. ..................... 54,841,840 12,714,532,186
Enphase Energy, Inc.
(a) (b)
............... 1,586,378 108,952,441
First Solar, Inc.
(a) (b)
................... 1,256,659 221,473,582
Intel Corp. ........................ 50,643,089 1,015,393,934
KLA Corp. ......................... 1,570,588 989,658,911
Lam Research Corp. ................. 15,108,163 1,091,262,613
Microchip Technology, Inc. .............. 6,306,442 361,674,449
Micron Technology, Inc.
(a)
.............. 13,018,785 1,095,660,946
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc. .......... 572,742 $ 338,891,441
NVIDIA Corp. ...................... 288,030,649 38,679,635,854
NXP Semiconductors NV
(a)
............. 2,984,272 620,280,935
ON Semiconductor Corp.
(a) (b)
............ 4,999,700 315,231,085
QUALCOMM, Inc. ................... 13,045,329 2,004,023,441
Skyworks Solutions, Inc. ............... 1,876,381 166,397,467
Teradyne, Inc. ...................... 1,912,311 240,798,201
Texas Instruments, Inc. ................ 10,711,200 2,008,457,112
67,086,840,853
Software — 10.4%
Adobe, Inc.
(a) (b)
...................... 5,168,778 2,298,452,201
ANSYS, Inc.
(a) (b)
..................... 1,026,779 346,363,360
Autodesk, Inc.
(a) (b)
.................... 2,524,492 746,164,101
Cadence Design Systems, Inc.
(a) (b)
........ 3,218,906 967,152,497
Crowdstrike Holdings, Inc. , Class A
(a) (b)
..... 2,732,582 934,980,257
Fair Isaac Corp.
(a) (b)
.................. 285,939 569,284,533
Fortinet, Inc.
(a) (b)
..................... 7,469,731 705,740,185
Gen Digital, Inc. ..................... 6,366,403 174,312,114
Intuit, Inc. ......................... 3,291,212 2,068,526,742
Microsoft Corp. ..................... 87,300,192 36,797,030,928
Oracle Corp. ....................... 18,871,959 3,144,823,248
Palantir Technologies, Inc. , Class A
(a) (b)
..... 24,068,927 1,820,332,949
Palo Alto Networks, Inc.
(a) (b)
............. 7,685,126 1,398,385,527
PTC, Inc.
(a) (b)
....................... 1,410,529 259,353,967
Roper Technologies, Inc. ............... 1,259,700 654,855,045
Salesforce, Inc.
(a)
.................... 11,225,275 3,752,946,191
ServiceNow, Inc.
(a) (b)
.................. 2,418,903 2,564,327,448
Synopsys, Inc.
(b)
.................... 1,803,675 875,431,698
Tyler Technologies, Inc.
(a) (b)
............. 502,574 289,804,271
Workday, Inc. , Class A
(a) (b)
.............. 2,500,985 645,329,160
61,013,596,422
Specialized REITs — 0.9%
American Tower Corp. ................ 5,486,957 1,006,362,783
Crown Castle, Inc. ................... 5,103,065 463,154,180
Digital Realty Trust, Inc. ............... 3,661,245 649,248,576
Equinix, Inc. ....................... 1,132,945 1,068,242,511
Extra Space Storage, Inc. .............. 2,489,107 372,370,407
Iron Mountain, Inc. ................... 3,447,097 362,324,366
Public Storage ...................... 1,851,471 554,404,476
SBA Communications Corp. ............ 1,262,120 257,220,056
VICI Properties, Inc. .................. 12,378,144 361,565,586
Weyerhaeuser Co.
(a)
.................. 8,531,551 240,163,161
5,335,056,102
Specialty Retail — 1.8%
AutoZone, Inc.
(a) (b)
................... 198,482 635,539,364
Best Buy Co., Inc. ................... 2,294,404 196,859,863
CarMax, Inc.
(a) (b)
..................... 1,819,156 148,734,195
Home Depot, Inc. (The) ............... 11,663,167 4,536,855,331
Lowe's Cos., Inc. .................... 6,661,207 1,643,985,888
O'Reilly Automotive, Inc.
(a) (b)
............. 677,880 803,830,104
Ross Stores, Inc.
(a)
................... 3,895,499 589,272,134
TJX Cos., Inc. (The) .................. 13,243,445 1,599,940,590
Tractor Supply Co. ................... 6,341,596 336,485,084
Ulta Beauty, Inc.
(a) (b)
.................. 553,194 240,600,666
10,732,103,219
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.
(a)
....................... 177,489,633 44,446,953,896
Dell Technologies, Inc. , Class C .......... 3,606,723 415,638,759
Hewlett Packard Enterprise Co. .......... 15,248,887 325,563,737
HP, Inc. .......................... 11,315,970 369,240,101
NetApp, Inc. ....................... 2,404,522 279,116,914
Seagate Technology Holdings plc ......... 2,483,742 214,371,772

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Super Micro Computer, Inc.
(a) (b)
........... 5,918,303 $ 180,389,875
Western Digital Corp.
(b)
................ 4,059,269 242,054,211
46,473,329,265
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.
(b)
............... 1,783,808 362,273,567
Lululemon Athletica, Inc.
(a) (b)
............. 1,326,260 507,175,087
NIKE, Inc. , Class B .................. 13,979,957 1,057,863,346
Ralph Lauren Corp. , Class A ............ 471,120 108,819,297
Tapestry, Inc. ....................... 2,736,352 178,765,876
2,214,897,173
Tobacco — 0.6%
Altria Group, Inc. .................... 19,900,469 1,040,595,524
Philip Morris International, Inc. ........... 18,256,760 2,197,201,066
3,237,796,590
Trading Companies & Distributors — 0.3%
Fastenal Co. ....................... 6,730,257 483,972,781
United Rentals, Inc. .................. 770,492 542,765,385
WW Grainger, Inc. ................... 520,385 548,511,809
1,575,249,975
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 2,288,384 284,880,924
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. .................... 5,723,135 1,263,267,589
Total Long-Term Investments — 99 .8%
(Cost: $ 513,181,873,918 ) ........................... 584,809,658,368
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(e)
.................. 3,554,106,520 $ 3,555,883,573
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.44% ................... 935,592,088 935,592,088
Total Short-Term Securities — 0 .7%
(Cost: $ 4,489,925,147 ) ............................ 4,491,475,661
Total Investments — 100 .5%
(Cost: $ 517,671,799,065 ) ........................... 589,301,134,029
Liabilities in Excess of Other Assets — (0.5) % ............. (3,145,676,845)
Net Assets — 100.0% ...............................
$ 586,155,457,184
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,578,102,262 $ 1,977,896,498
(a)
$ — $ (118,803) $ 3,616 $ 3,555,883,573 3,554,106,520 $ 3,634,389
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 646,704,959 288,887,129
(a)
— — — 935,592,088 935,592,088 35,942,488 —
BlackRock, Inc. .......... 1,208,369,782 692,983,068 (448,884,746) 143,928,919 155,620,528 1,752,017,551 1,709,102 23,096,748 —
$ 143,810,116 $ 155,624,144 $ 6,243,493,212 $ 62,673,625 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P 500 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 4,457 03/21/25 $ 1,322,782 $ (36,527,047)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 584,809,658,368 $ — $ — $ 584,809,658,368
Short-Term Securities
Money Market Funds ...................................... 4,491,475,661 — — 4,491,475,661
$ 589,301,134,029 $ — $ — $ 589,301,134,029
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (36,527,047) $ — $ — $ (36,527,047)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust